Share-based Compensation (Tables)	6 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	7	$47.34
Vested	(3)	$53.65
Outstanding and expected to vest as of September 30, 2025	4	$49.44
(1) Awards and weighted average grant date per award exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Schedule of Share-Based Payment Arrangement, Restricted Stock Units And Performance Shares, Activity
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	11	$118.24
Granted	12	$118.78
Vested	(4)	$117.37
Outstanding and expected to vest as of September 30, 2025	19	$118.82
(1)    Awards and weighted average grant date per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
Cost of sales	$7	$7	$14	$13
Research and development	197	154	371	283
Selling, general and administrative	61	57	121	104
Pre-tax share-based compensation cost	$265	$218	$506	$400
Less: income tax effect	48	30	94	42
Net share-based compensation cost	$217	$188	$412	$358